Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other financial assets [Abstract]
Other financial assets - Other non-current financial assets [Text Block]

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2021	248	146	37	430
Changes:
Acquisitions/additions	54	59	10	123
Sales/redemptions/reductions	(122)	0	(3)	(126)
Value adjustment through OCI	-	(43)	-	(43)
Value adjustment through P&L	95	-	-	95
Translation differences and other	8	19	2	29
Reclassifications	(1)	120	2	122
Balance as of December 31, 2021	283	300	47	630

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2020	136	72	40	248
Changes:
Acquisitions/additions	44	82	4	131
Sales/redemptions/reductions	(59)	(3)	(2)	(65)
Value adjustment through OCI	-	3	-	3
Value adjustment through P&L	133	-	-	133
Translation differences and other	(6)	(5)	(6)	(17)
Reclassifications	-	(3)	-	(3)
Balance as of December 31, 2020	248	146	37	430